Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 84,325	$ 74,120	$ 63,764
Accumulated depreciation	(53,936)	(48,430)	(39,404)
Property and equipment, net	30,389	25,690	24,360
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	47,880	43,513	37,418
Software and Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17,300	14,667	13,386
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,918	6,836	6,178
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,061	3,998	2,981
Projects in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,166	$ 5,106	$ 3,801